Cumulative Preferred Stock (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2013
First Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock Dividend Preference Or Restrictions	First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the Consolidated Statements of Income before arriving at “Net earnings attributable to common shareholders” and is shown on the Consolidated Statement of Equity as a deduction from retained earnings. The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary. In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock Terms Of Conversion	Series B
Annual Dividend Per Share	$ 0.6388
Outstanding share redemption price per share	$ 25
Preferred stock, dividend rate, percentage	4.40%
Series A Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	1.84%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock Terms Of Conversion	Series D
Annual Dividend Per Share	$ 1.1802	$ 1.025
Outstanding share redemption price per share	$ 25
Preferred stock, dividend rate, percentage	4.10%
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	2.65%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock Terms Of Conversion	Series G
Annual Dividend Per Share	$ 1.0625
Outstanding share redemption price per share	$ 25
Preferred stock, dividend rate, percentage	4.25%
Series F Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	2.63%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock Terms Of Conversion	Series A
Outstanding share redemption price per share	$ 25
Preferred stock, dividend rate, percentage	2.393%
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	1.84%
Series H Preferred Stock [Member}
Class of Stock [Line Items]
Convertible Preferred Stock Terms Of Conversion	Series I
Annual Dividend Per Share	$ 1.225
Outstanding share redemption price per share	$ 25
Preferred stock, dividend rate, percentage	4.90%
Series H Preferred Stock [Member} | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	4.90%
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Dividend Payment Rate Variable	Government of Treasury Bill Rate on the applicable reset date
Series I Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	2.54%
Perpetual fixed rate Series E Preferred Stock [Member]
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.125
Outstanding share redemption price per share	26
Preferred Stock, Redemption Price, Annual Decrease	0.25
Preferred Stock, Redemption Price, Annual Decrease, After Year Five	$ 25
Preferred stock, dividend rate, percentage	4.50%